Goodwill - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2006	Dec. 31, 2007
Goodwill [Line Items]
Carrying amount of goodwill	$ 119.6	$ 131.4	$ 127.3
Eurotank Amsterdam B.V. [Member]
Goodwill [Line Items]
Acquisition of shares				100.00%
VTTI Fujairah Terminals Ltd [Member]
Goodwill [Line Items]
Acquisition of shares					90.00%